Annual Operating Expenses {- Fidelity® Intermediate Government Income Fund} - 08.31 Fidelity Government Bond Funds Combo PRO-06 - Fidelity® Intermediate Government Income Fund - Fidelity Intermediate Government Income Fund-Default
Oct. 30, 2020
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.45%